Share-Based Payments - Summary of Performance Rights (Details)						12 Months Ended
	Nov. 28, 2025	Nov. 11, 2025	May 19, 2025	May 01, 2025	Apr. 18, 2024	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 $ / shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Jan. 22, 2025
Number						17,637,162		16,287,972
Expiry date						Jan. 22, 2030
Expense recognized | $						$ (1,142,636)		$ 5,523,560	$ 5,621,959
Performance Rights
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Number						17,637,162
Expense recognized | $						$ 1,056,735
Performance Rights | Key Management Personnel | Rashda Buttar
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date					Dec. 31, 2026
Performance Rights | Key Management Personnel | Rashda Buttar | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						May 01, 2025
Number						1,136,165
Vesting date						Dec. 31, 2027
Fair value | $ / shares							$ 0.24
Expiry date, term						Cessation of employment
Expense recognized | $						$ 0
Performance Rights | Key Management Personnel | Kimberly Heimert
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date		Dec. 31, 2027
Performance Rights | Key Management Personnel | Kimberly Heimert | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Nov. 11, 2025
Number						489,818
Vesting date						Dec. 31, 2027
Fair value | $ / shares							0.33
Expiry date, term						Cessation of employment
Expense recognized | $						$ 6,889
Performance Rights | Key Management Personnel | Darcy MacDougald
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date					Dec. 31, 2026
Performance Rights | Key Management Personnel | Darcy MacDougald | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						May 01, 2025
Number						1,136,165
Vesting date						Dec. 31, 2027
Fair value | $ / shares							0.24
Expiry date, term						Cessation of employment
Expense recognized | $						$ 0
Performance Rights | Key Management Personnel | Dwayne Johnson
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date	Dec. 31, 2027
Performance Rights | Key Management Personnel | Dwayne Johnson | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Nov. 28, 2025
Number						173,062
Vesting date						Dec. 31, 2027
Fair value | $ / shares							0.32
Vesting date, tranche two						Nov. 01, 2027
Vesting date, tranche three						Nov. 01, 2028
Vesting date, tranche four						Nov. 01, 2029
Expiry date, term						Cessation of employment
Expense recognized | $						$ 1,577
Performance Rights | Key Management Personnel | Dwayne Johnson | Grant Date, Two
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Nov. 28, 2025
Number						1,035,534
Fair value | $ / shares							0.47
Vesting date, tranche one						Nov. 01, 2026
Expiry date, term						Cessation of employment
Expense recognized | $						$ 15,821
Performance Rights | Key Management Personnel | Robert Long
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date				Dec. 31, 2027	Dec. 31, 2026
Performance Rights | Key Management Personnel | Robert Long | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						May 01, 2025
Number						1,363,398
Vesting date						Dec. 31, 2027
Fair value | $ / shares							0.24
Expiry date, term						Cessation of employment
Expense recognized | $						$ 70,581
Performance Rights | Key Management Personnel | Mike O'Kronley
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Expiry date			Dec. 31, 2027
Performance Rights | Key Management Personnel | Mike O'Kronley | Grant Date, One
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						May 19, 2025
Number						3,723,971
Vesting date						Dec. 31, 2027
Fair value | $ / shares							0.27
Expiry date, term						Cessation of employment
Expense recognized | $						$ 153,189
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Feb. 20, 2025
Number						6,196,754
Fair value | $ / shares							0.54
Vesting date, tranche one						Jan. 03, 2026
Vesting date, tranche two						Jan. 03, 2027
Vesting date, tranche three						Jan. 03, 2028
Vesting date, tranche four						Jan. 03, 2029
Expiry date, tranche one						Cessation of employment
Expiry date, tranche two						Cessation of employment
Expiry date, tranche three						Cessation of employment
Expiry date, tranche four						Cessation of employment
Expense recognized | $						$ 737,404
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Mar. 31, 2025
Number						219,089
Fair value | $ / shares							0.45
Expiry date, term						Cessation of employment
Expense recognized | $						$ 26,001
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Apr. 16, 2025
Number						1,342,570
Fair value | $ / shares							0.38
Vesting date, term						4 equal annual tranches commencing on the anniversary of employment
Expiry date, term						Cessation of employment
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Jun. 26, 2025
Number						82,506
Fair value | $ / shares							0.38
Expiry date, term						Cessation of employment
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Jul. 06, 2025
Number						138,450
Fair value | $ / shares							0.41
Expiry date, term						Cessation of employment
Expense recognized | $						$ 8,441
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Jul. 09, 2025
Number						352,402
Fair value | $ / shares							0.4
Expiry date, term						Cessation of employment
Expense recognized | $						$ 23,804
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Oct. 09, 2025
Number						123,639
Fair value | $ / shares							0.61
Expiry date, term						Cessation of employment
Expense recognized | $						$ 6,165
Performance Rights | Non-KMP employees
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Grant date						Oct. 19, 2025
Number						123,639
Fair value | $ / shares							$ 0.75
Expiry date, term						Cessation of employment
Expense recognized | $						$ 6,863